Trade Receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables	¥ 1,051	¥ 1,210
Less: impairment	(77)	(86)
Trade receivables	¥ 974	¥ 1,124